Other Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Other Related Party Transactions [Abstract]
OTHER RELATED PARTY TRANSACTIONS

Note 15. OTHER RELATED PARTY TRANSACTIONS

As of December 31, 2017 and June 30, 2017, the outstanding amounts due from related party consist of the following:

	December 31,	June 30,
	2017	2017

Tianjin Zhiyuan Investment Group Co., Ltd.	$2,636,662	$1,715,130
Less: allowance for doubtful accounts	(263,666)	-
Total	$2,372,996	$1,715,130

In June 2013, the Company signed a five-year global logistics service agreement with Tianjin Zhiyuan Investment Group Co., Ltd. (the “Zhiyuan Investment Group”) and TEWOO Chemical & Light Industry Zhiyuan Trade Co., Ltd. (together with Zhiyuan Investment Group, “Zhiyuan”). Zhiyuan Investment Group is owned by Mr. Zhang, the largest shareholder of the Company. In September 2013, the Company executed an inland transportation management service contract with the Zhiyuan Investment Group, whereby it would provide certain advisory services and help control potential commodities loss during the transportation process. As a result of the inland transportation management services provided to Zhiyuan, the Company generated revenue of $555,246 (11% of the Company’s total revenue) and $616,924 (29% of the Company’s total revenue) for the three months ended December 31, 2017 and 2016, respectively. The Company generated revenue of $1,120,406 (11% of the Company’s total revenue) and $1,466,403 (36% of the Company’s total revenue) for the six months ended December 31, 2017 and 2016, respectively. The amount due from Zhiyuan Investment Group at June 30, 2017 was $1,715,130. During the six months ended December 31, 2017, the Company continued to provide inland transportation management services to Zhiyuan and collected nil from Zhiyuan to increase outstanding accounts receivable. As of December 31, 2017, the Company provided a 10% allowance for doubtful accounts of the amount due from Zhiyuan.

As of December 31, 2017 and June 30, 2017, the outstanding amounts of advance to suppliers-related party consist of the following:

	December 31,	June 30,
	2017	2017

Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd.	$3,473,717	$3,333,038
Total	$3,473,717	$3,333,038

On February 18, 2017, Trans Pacific Beijing (subsidiary) and Sino China (VIE) (collectively, the “Seller”), a subsidiary and VIE of the Company, entered into a Cooperative Transportation Agreement (the “Agreement”) with Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd. (the “Buyer” or “Zhiyuan Hong Kong”). Mr. Zhang has also invested in the Buyer and is the largest shareholder of the Company. Pursuant to the Agreement, the Buyer, jointly with China Minmetals Corporation and China Metallurgical Group Corporation, acts as the general designer, general equipment provider and general service contractor in the upgrade and renovation project of Perwaja Steel Indonesia, which is located in Malaysia (the “Project”). The Seller shall be appointed as general agent to handle all related logistics and transportation occurring in the Project, ranging from equipment manufacturing, assembling, processing to instalment as referenced in the Agreement. The Seller agrees to make certain advance transportation payments during the Project on the basis of current practice in China’s transportation agency industry. The Buyer agrees to repay the advances to the Seller at any time as requested and, as instructed by the Seller, to satisfy the security repayment test in light of the Seller’s listed company profile. The Seller is contracted to provide high-quality services including the design of a detailed transportation plan as well as execution and necessary supervision of the transportation plan at the Buyer’s demand, and shall receive from the Buyer 1% - 1.25% of the total transportation expense incurred in the Project as commission for its professional design and execution of transportation plan as the general agent. No additional freight fees were advanced during the three and six months ended December 31, 2017.

Note 16. OTHER RELATED PARTY TRANSACTIONS

As of June 30, 2017 and 2016, the outstanding amounts due from related party consist of the following:

	June 30,	June 30,
	2017	2016

Tianjin Zhiyuan Investment Group Co., Ltd.	1,715,130	1,622,519
Total	$1,715,130	$1,622,519

In June 2013, the Company signed a five-year global logistics service agreement with Tianjin Zhiyuan Investment Group Co., Ltd. (the “Zhiyuan Investment Group”) and TEWOO Chemical & Light Industry Zhiyuan Trade Co., Ltd. (together with Zhiyuan Investment Group, “Zhiyuan”). Zhiyuan Investment Group is owned by Mr. Zhang, the largest shareholder of the Company. In September 2013, the Company executed an inland transportation management service contract with the Zhiyuan Investment Group whereby it would provide certain advisory services and help control potential commodities loss during the transportation process. As a result of the inland transportation management services provided to Zhiyuan, the Company generated revenue of $2,746,423 (24% of the Company’s total revenue in 2017) and $2,269,346 (31% of the Company’s total revenue in 2016) for the years ended June 30, 2017 and 2016, respectively. The amount due from Zhiyuan Investment Group at June 30, 2016 was $1,622,519. During the year ended June 30, 2017, the Company continued to provide inland transportation management services to Zhiyuan and collected approximately $2.7 million from Zhiyuan to reduce outstanding accounts receivable. As of June 30, 2017, the amount due from Zhiyuan was $1,715,130, the aging of which is less than 180 days.

As of June 30, 2017 and 2016, the outstanding amounts of advance to suppliers-related party consist of the following:

	June 30,	June 30,
	2017	2016

Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd.	3,333,038	-
Total	$3,333,038	$-

On February 18, 2017, Trans Pacific Beijing (subsidiary) and Sino China (VIE) (collectively, the “Seller”), a subsidiary and VIE of the Company, entered into a Cooperative Transportation Agreement (the “Agreement”) with Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd. (the “Buyer” or “Zhiyuan Hong Kong”). The Buyer is also owned by Mr. Zhang, the largest shareholder of the Company. Pursuant to the Agreement, the Buyer jointly with China Minmetals Corporation and China Metallurgical Group Corporation acts as the general designer, general equipment provider and general service contractor in the upgrade and renovation project of Perwaja Steel Indonesia which is located in Malaysia (the “Project”). The Seller shall be appointed as general agent to handle all related logistics and transportation occurring in the Project.

On July 7, 2017, the Company signed a supplemental agreement with the Buyer, pursuant to which Sino will cooperate with Zhiyuan Hong Kong exclusively on the entire project’s transportation needs. Pursuant to the supplemental agreement, the Company agrees to make prepayments to Zhiyuan Hong Kong for its share of packaging and transporting costs related to the project, in return the Company will receive 15% of its share of the cost incurred in the project from Zhiyuan Hong Kong as a service fee. The project is expected to complete in one to two years and the Company will collect is service fee in accordance with project completion.

As of June 30, 2017 and 2016, the outstanding amounts due to related parties consist of the following:

	June 30,	June 30,
	2017	2016

ACH Logistic Inc.	$131,262	$-
Jetta Global Logistics Inc.	75,061	-
Total	$206,323	$-

In December 2016, the Company entered into a joint venture agreement with Jetta Global to form ACH Trucking Center to provide short-haul trucking transportation and logistics services to customers located in the New York and New Jersey areas. ACH Logistic Inc. (ACH Logistic) and Jetta Global are invested by the same owner and both of the companies provided freight logistic service and container trucking service to the Company. For the year ended June 30, 2017, ACH Logistic and Jetta Global provided services in the amount of $788,775 and $222,869 to the Company, respectively.